Financial Instruments with Off-Balance Sheet Risk (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Financial Instruments with Off-Balance-Sheet Risk
Binding loan commitments total amount	$ 175,000	$ 0
Allowance for credit losses for OBS credit exposures	628,655	703,975
Junior subordinated debentures	12,887,000	$ 12,887,000
Payment obligations	12,500,000
External financing	12,500,000
Maximum liability	43,477
Notional amount	$ 3,613,290